Federated Global Total Return Bond Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Foreign Currency Par Amount, Principal Amount, or Shares			Value in U.S. Dollars
		BONDS—66.9%
		AUSTRALIAN DOLLAR—2.4%
		Sovereign—1.5%
$ 940,000		Australia, Government of, Series 137, 2.750%, 4/21/2024	$ $692,803
		State/Provincial—0.9%
520,000		Queensland Treasury Corp., Sr. Unsecd. Note, Series 21, 5.500%, 6/21/2021	379,010
		TOTAL AUSTRALIAN DOLLAR	1,071,813
		BRAZILIAN REAL—1.9%
		Sovereign—1.9%
3,100,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	855,005
		BRITISH POUND—4.1%
		Sovereign—4.1%
240,000		United Kingdom, Government of, 3.250%, 1/22/2044	433,520
170,000		United Kingdom, Government of, 4.250%, 12/7/2027	273,268
190,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	355,292
310,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	422,227
300,000		United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	398,357
		TOTAL BRITISH POUND	1,882,664
		CANADIAN DOLLAR—3.2%
		Sovereign—3.2%
250,000		Canada, Government of, 5.750%, 6/1/2033	294,123
610,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	651,207
700,000		Canada, Government of, Unsecd. Note, 0.750%, 9/1/2021	519,727
		TOTAL CANADIAN DOLLAR	1,465,057
		DANISH KRONE—0.1%
		Mortgage Banks—0.1%
153,986		Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	26,618
		EGYPTIAN POUND—0.9%
		Sovereign—0.9%
7,000,000	[1]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 16.399%, 11/26/2019	407,476
		EURO—26.2%
		Banking—4.8%
930,000		Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	1,054,375
950,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	1,134,969
		TOTAL	2,189,344
		Consumer Products—1.1%
370,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	488,900
		Pharmaceuticals—1.1%
450,000		Johnson & Johnson, Sr. Unsecd. Note, 0.650%, 5/20/2024	518,629
		Sovereign—19.2%
910,000		Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,099,425
1,040,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	1,239,752
80,000		France, Government of, 4.250%, 10/25/2023	106,827
280,000		France, Government of, Bond, 4.500%, 4/25/2041	595,875

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS— continued
	EURO— continued
	Sovereign—continued
$ 325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	$ 567,005
400,000	Germany, Government of, 0.250%, 2/15/2027	477,331
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	180,349
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	734,642
650,000	Italy, Government of, 2.150%, 12/15/2021	750,168
950,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,395,640
385,000	Netherlands, Government of, 1.750%, 7/15/2023	467,159
360,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	472,560
500,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	638,501
	TOTAL	8,725,234
	TOTAL EURO	11,922,107
	JAPANESE YEN—12.3%
	Sovereign—12.3%
130,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	1,342,952
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,270,827
150,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,717,103
94,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,240,380
	TOTAL JAPANESE YEN	5,571,262
	MEXICAN PESO—3.2%
	Sovereign—3.2%
10,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	494,399
19,600,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	969,267
	TOTAL MEXICAN PESO	1,463,666
	POLISH ZLOTY—0.3%
	Sovereign—0.3%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	131,505
	RUSSIAN ROUBLE—0.6%
	Sovereign—0.6%
19,000,000	Russia, Government of, Series 6212, 7.050%, 1/19/2028	287,236
	SOUTH AFRICAN RAND—0.9%
	Sovereign—0.9%
9,000,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	429,380
	SWEDISH KRONA—0.6%
	Sovereign—0.6%
2,250,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	255,608
	U.S. DOLLAR—10.2%
	Banking—1.1%
500,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	517,444
	Finance—4.4%
440,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.375%, 9/16/2020	447,670
950,000	ICBCIL Finance Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.000%, 4/5/2020	952,103
540,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	578,222
	TOTAL	1,977,995
	Forest Products—0.9%
400,000	Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	412,700

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS— continued
	U.S. DOLLAR—continued
	Oil & Gas—1.0%
$ 400,000	Transportadora de Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	$ 464,500
	Utilities—2.8%
700,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	727,935
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	559,080
	TOTAL	1,287,015
	TOTAL U.S. DOLLAR	4,659,654
	TOTAL BONDS (IDENTIFIED COST $29,697,520)	30,429,051
	U.S. TREASURY—11.7%
2,010,000	United States Treasury Bond, 2.875%, 11/15/2046	2,400,639
1,000,000	United States Treasury Bond, 4.500%, 2/15/2036	1,406,537
1,295,000	United States Treasury Note, 1.750%, 11/30/2021	1,302,311
220,000	United States Treasury Note, 2.000%, 11/15/2026	228,260
	TOTAL U.S. TREASURY (IDENTIFIED COST $4,735,183)	5,337,747
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
540,000	USD CALL/ZAR PUT, Bank of America Merrill Lynch, Notional Amount $540,000, Exercise Price $15, Expiration Date 9/5/2019	7,381
590,000	AUD CALL/JPY PUT, Barclays, Notional Amount $590,000, Exercise Price $77, Expiration Date 10/3/2019	26
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $13,317)	7,407
	INVESTMENT COMPANIES—20.8%
576,867	Emerging Markets Core Fund	5,751,367
1,000,325	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.200%[2]	1,000,625
94,685	Federated Mortgage Core Portfolio	939,280
59,508	Federated Project and Trade Finance Core Fund	536,174
193,654	High Yield Bond Portfolio	1,214,212
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,324,489)	9,441,658
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $43,770,509)	45,215,863
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	282,060
	TOTAL NET ASSETS—100%	$ 45,497,923
The average market value of purchased options held by the Fund throughout the period was $4,657. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[4]Euro-BUND Futures, Short Futures	5	EUR 984,196	September 2019	$(9,160)
[4]Long Gilt Futures, Short Futures	2	GBP 326,783	December 2019	$ 869
[4]Ultra 10-Year US Treasury Note Futures, Short Futures	10	$1,317,188	December 2019	$ 446
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,845)
The average notional value of long and short futures contracts held by the Fund throughout the period was $50,600 and $2,277,688, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following outstanding written call options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
[4]Bank of America Merrill Lynch	USD CALL/ZAR PUT	$ 360,000	10/28/2019	$15.000	$(11,906)
[4]Morgan Stanley	USD CALL/MXN PUT	$1,450,000	11/4/2019	$19.585	$(56,261)
(PREMIUMS RECEIVED $34,281)					$(68,167)
The average market value of written call options held by the Fund throughout the period was $9,065. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/5/2019	Bank of America	$270,000	4,099,815 ZAR	$(102)
9/9/2019	Barclays	295,000 AUD	20,980,400 JPY	$1,100
9/27/2019	Barclays	590,000 AUD	44,204,275 JPY	$(19,271)
10/2/2019	Bank of America	2,681,200 BRL	$708,061	$(61,988)
10/2/2019	Morgan Stanley	2,718,800 BRL	$702,333	$(47,199)
10/8/2019	Barclays	6,850,000 CNY	$1,000,964	$(42,782)
11/4/2019	Morgan Stanley	226,000 BRL	$56,394	$(2,070)
11/5/2019	BNP Paribas	$250,000	4,929,834 MXN	$6,774
11/5/2019	Citibank	800,000 EUR	3,507,155 PLN	$1,775
11/5/2019	Citibank	$700,000	73,891,986 JPY	$1,127
11/5/2019	JPMorgan	$900,000	3,561,444 PLN	$4,307
11/5/2019	State Street	$280,000	368,737 CAD	$2,789
11/5/2019	State Street	$1,700,000	33,106,103 MXN	$66,625
11/5/2019	State Street	$2,300,000	22,382,691 SEK	$9,456
11/14/2019	BNP Paribas	1,119,500 MXN	$56,454	$(1,300)
11/14/2019	Morgan Stanley	194,000,000 COP	$56,240	$(112)
11/25/2019	Bank of America	673,620,000 KRW	$561,168	$(3,623)
11/25/2019	BNP Paribas	2,142,000,000 IDR	$148,382	$1,147
11/25/2019	Credit Agricole	4,670,000 THB	$151,771	$1,313
11/29/2019	Barclays	130,000 AUD	$90,669	$(2,894)
11/29/2019	Barclays	800,000 NOK	$92,485	$(4,546)
11/29/2019	Barclays	140,000 NZD	$93,454	$(5,040)
11/29/2019	JPMorgan	400,000 EUR	$449,520	$(6,866)
Contracts Sold:
9/5/2019	Bank of America	$270,000	4,172,391 ZAR	$4,884
9/9/2019	Barclays	295,000 AUD	21,202,535 JPY	$992
10/2/2019	Morgan Stanley	5,400,000 BRL	$1,392,650	$91,444
10/28/2019	Bank of America	$360,000	5,585,220 ZAR	$5,412
11/5/2019	Barclays	$400,000	393,766 CHF	$281
11/5/2019	BNP Paribas	$900,000	3,492,552 PLN	$(21,633)
11/5/2019	BNY Mellon	$550,000	58,098,931 JPY	$(499)
11/5/2019	BNY Mellon	$500,000	9,979,304 MXN	$(7,645)
11/5/2019	Citibank	1,700,000 EUR	16,764,110 NOK	$(35,838)
11/5/2019	Citibank	800,000 EUR	3,484,008 PLN	$(7,596)
11/5/2019	Citibank	800,000 EUR	3,518,036 PLN	$962
11/5/2019	Citibank	$2,831,951	25,065,733 NOK	$(77,388)
11/5/2019	JPMorgan	$500,000	9,976,876 MXN	$(7,765)
11/5/2019	State Street	1,550,000 EUR	$1,730,440	$18,049
11/5/2019	State Street	$2,330,000	250,276,950 JPY	$37,127
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(100,593)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $523,986 and $514,157, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $730,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Written Call Options is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	357,763	84,913	382,567	364,083	—	1,189,326
Purchases/Additions	12,651,085	2,219	826,242	50,315	410,285	13,940,146
Sales/Reductions	(12,008,523)	(27,624)	(631,942)	(319,713)	(216,631)	(13,204,433)
Balance of Shares Held 8/31/2019	1,000,325	59,508	576,867	94,685	193,654	1,925,039
Value	$ 1,000,625	$536,174	$5,751,367	$ 939,280	$1,214,212	$ 9,441,658
Change in Unrealized Appreciation/Depreciation	$ 51	$ 3,658	$ 321,503	$ 70,030	$ 36,254	$ 431,496
Net Realized Gain/(Loss)	$ 109	$ (7,711)	$ 12,745	$ 17,487	$ 35,048	$ 57,678
Dividend Income	$ 6,794	$ 20,059	$ 183,625	$ 37,148	$ 92,859	$ 340,485
1	Discount Rate at time of purchase.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$30,429,051	$—	$30,429,051
U.S. Treasury	—	5,337,747	—	5,337,747
Purchased Call Options	—	7,407	—	7,407
Investment Companies[1]	8,905,484	—	—	9,441,658
TOTAL SECURITIES	$8,905,484	$35,774,205	$—	$45,215,863
Other Financial Instruments:
Assets
Futures Contracts	$ 1,315	$ —	$—	$ 1,315
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	255,564	—	255,564
Liabilities
Futures Contracts	(9,160)	—	—	(9,160)
Written Call Options	—	(68,167)	—	(68,167)
Foreign Exchange Contracts	—	(356,157)	—	(356,157)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (7,845)	$ (168,760)	$—	$ (176,605)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $536,174 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—China Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
THB	—Thai Baht
USD	—United States Dollar
ZAR	—South African Rand